Investments in Private Companies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statements [Line Items]
Balance	$ 5,200
Acquisition	1,298
Unrealized gain (loss) on investment	911
Balance	7,409	$ 5,200
Acquisition Of SalvaRx [Member]
Statements [Line Items]
Acquisition		4,500
Intensity [Member]
Statements [Line Items]
Balance	4,500
Unrealized gain (loss) on investment	1,611
Balance	7,409	4,500
Intensity [Member] | Acquisition Of SalvaRx [Member]
Statements [Line Items]
Acquisition		4,500
Balance	4,500
Intensity [Member] | Acquisition Of Intensity Holding Limited [Member]
Statements [Line Items]
Acquisition	1,298
Sentien [Member]
Statements [Line Items]
Balance	700
Unrealized gain (loss) on investment	(700)
Balance	0	700
Sentien [Member] | Acquisition Of SalvaRx [Member]
Statements [Line Items]
Acquisition		$ 0
Sentien [Member] | Acquisition Of Intensity Holding Limited [Member]
Statements [Line Items]
Acquisition	$ 0